Invested assets and net new money	12 Months Ended
Dec. 31, 2023
Disclosure Invested Assets And Net New Money [Line Items]
Disclosure Of Invested Assets And Net New Money Explanatory

Note 31

Invested assets and net new money

The following

disclosures

provide

a breakdown

of UBS AG’s

invested assets

and a

presentation

of their

development,
including net new money,

as required by the Swiss Financial Market

Supervisory Authority (FINMA).
Invested assets
Invested assets consist of all

client assets managed by or

deposited with UBS AG for investment purposes. Invested

assets
include managed

fund assets,

managed institutional

assets, discretionary

and advisory

wealth management

portfolios,
fiduciary deposits, time deposits, savings accounts, and

wealth management securities or brokerage

accounts. All assets
held

for

purely

transactional

purposes

and

custody-only

assets,

including

corporate

client

assets

held

for

cash
management and transactional purposes,

are excluded from

invested assets, as UBS AG only

administers the assets and
does not offer

advice on how they

should be invested. Also excluded

are non-bankable

assets (e.g., art collections)

and
deposits from third-party banks for

funding or trading purposes.
Discretionary assets are defined

as client assets

that UBS AG decides how

to invest. Other invested

assets are those where
the client ultimately

decides how the

assets are invested.

When a single

product is created

in one business

division and
sold

in another,

it is

counted

in

both

the

business

division

managing

the

investment

and the

one

distributing

it. This
results

in

double

counting

within

UBS AG’s

total

invested

assets

and

net

new

money,

as

both

business

divisions

are
independently providing a service to their respective clients,

and both add value and generate revenue.
Net new money
Net new money in a reporting

period is the amount of invested assets

entrusted to UBS AG by new and

existing clients,
less those withdrawn by existing clients and clients who terminated relationships with UBS AG.
Net new

money is

calculated using the

direct method,

under which

inflows and

outflows to

/ from

invested assets are
determined at

the client level,

based on transactions.

Interest and dividend

income from

invested assets

are not counted

as
net new money inflows.

Market and currency

movements,

as well as fees, commissions

and interest on loans

charged,

are
excluded from net new money,

as are effects resulting

from any acquisition or divestment

of a UBS subsidiary or business.
Reclassifications between invested

assets

and

custody-only assets

as

a

result of

a

change

in

service level

delivered are
generally treated as net new

money flows.

However, where the change in

service level directly results from an externally
imposed regulation

or a strategic

decision by

UBS AG to exit

a market or

specific service

offering,

the one-time

net effect is
reported as Other effects .
The Investment Bank does not track

invested assets and net new money. However,

when a client is transferred from the
Investment Bank

to another

business division,

this may

produce net

new money

even though

the client’s

assets

were
already with UBS AG.
In 2023 UBS AG has

changed its accounting policy for net new

money and invested assets to

include its share of net new
money and

invested assets

from associates,

to better

reflect the

business strategy

and aligned

with the

equity method
accounting applied to

these entities. Comparative

figures in the tables

below have been

restated to reflect

this change,
resulting in an increase to

invested assets as of

31 December 2022 of

USD
24
bn and an increase

to net new money

for
2022 of USD 8 bn, all relating to Asset Management.

Invested assets and net new money
As of or for the year ended
USD bn 31.12.23 31.12.22
1
Fund assets managed by UBS 429 390
Discretionary assets 1,674 1,464
Other invested assets 2,402 2,127
Total invested assets
2
4,505 3,981
of which: double counts 411 340
Net new money
2
112 76
1 Comparative figures have been restated to include net new money and invested assets from associates.

2 Includes double counts.

Development of invested assets
USD bn 31.12.23 31.12.22
1
Total invested assets at the beginning of the year
2
3,981 4,614
Net new money 112 76
Market movements
3
379 (596)
Foreign currency translation 69 (74)
Other effects (37) (40)
of which: acquisitions / (divestments) (25) (19)
Total invested assets at the end of the year
2
4,505 3,981
1 Comparative figures have been restated to include net new money and invested assets from associates.

2 Includes double counts.

3 Includes interest and dividend income.